Share-based compensation - Restricted Share Unit Activities (Detail) - $ / shares	1 Months Ended		12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Share Units, Granted	472,220	3,971,453
Weighted average Grant Date Fair Value, Outstanding, Beginning balance			$ 1.09	$ 1.98	$ 1.96
Weighted average Grant Date Fair Value, Granted			0.51	0.40	2.64
Weighted average Grant Date Fair Value, Vested			0.52	1.15	1.96
Weighted average Grant Date Fair Value, Forfeited			0.58	1.89	2.13
Weighted average Grant Date Fair Value, Outstanding, Ending balance			$ 0.67	$ 1.09	$ 1.98
Restricted Stock Units (RSUs)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Restricted Share Units, Outstanding, Beginning balance			1,755,285	2,663,567	3,971,453
Number of Restricted Share Units, Granted			9,635,488	2,048,991	472,220
Number of Restricted Share Units, Vested			(6,051,761)	(843,990)	(746,660)
Number of Restricted Share Units, Forfeited			(913,018)	(2,113,283)	(1,033,446)
Number of Restricted Share Units, Outstanding, Ending balance			4,425,994	1,755,285	2,663,567